Trade and Other Receivables - Other Receivables (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of financial assets that are either past due or impaired [line items]
Trade and other receivables	₩ 14,179,322	₩ 12,614,902
Gross amount
Disclosure of financial assets that are either past due or impaired [line items]
Trade and other receivables	14,562,754	12,937,068
Allowance for doubtful accounts
Disclosure of financial assets that are either past due or impaired [line items]
Trade and other receivables	(366,598)	(308,453)
Present value discount
Disclosure of financial assets that are either past due or impaired [line items]
Trade and other receivables	(16,834)	(13,713)
Trade receivables
Disclosure of financial assets that are either past due or impaired [line items]
Trade and other receivables	11,214,624	9,699,835
Trade receivables | Not overdue
Disclosure of financial assets that are either past due or impaired [line items]
Trade and other receivables	11,120,582	9,509,775
Trade receivables | Impairment reviewed
Disclosure of financial assets that are either past due or impaired [line items]
Trade and other receivables	326,687	389,060
Trade receivables | Impairment reviewed | Less than 60 days
Disclosure of financial assets that are either past due or impaired [line items]
Trade and other receivables	6,403	5,592
Trade receivables | Impairment reviewed | 60 ~ 90 days
Disclosure of financial assets that are either past due or impaired [line items]
Trade and other receivables	55,802	36,389
Trade receivables | Impairment reviewed | 90 ~ 120 days
Disclosure of financial assets that are either past due or impaired [line items]
Trade and other receivables	20,535	31,442
Trade receivables | Impairment reviewed | 120 days ~ 1year
Disclosure of financial assets that are either past due or impaired [line items]
Trade and other receivables	58,350	99,655
Trade receivables | Impairment reviewed | Over 1 year
Disclosure of financial assets that are either past due or impaired [line items]
Trade and other receivables	185,597	215,982
Trade receivables | Gross amount
Disclosure of financial assets that are either past due or impaired [line items]
Trade and other receivables	11,447,269	9,898,835
Trade receivables | Allowance for doubtful accounts
Disclosure of financial assets that are either past due or impaired [line items]
Trade and other receivables	(232,645)	(199,000)
Other receivables
Disclosure of financial assets that are either past due or impaired [line items]
Trade and other receivables	2,964,698	2,915,067
Other receivables | Not overdue
Disclosure of financial assets that are either past due or impaired [line items]
Trade and other receivables	2,857,337	2,857,253
Other receivables | Impairment reviewed
Disclosure of financial assets that are either past due or impaired [line items]
Trade and other receivables	258,148	180,980
Other receivables | Impairment reviewed | Less than 60 days
Disclosure of financial assets that are either past due or impaired [line items]
Trade and other receivables	5	92
Other receivables | Impairment reviewed | 60 ~ 90 days
Disclosure of financial assets that are either past due or impaired [line items]
Trade and other receivables	27,634	13,643
Other receivables | Impairment reviewed | 90 ~ 120 days
Disclosure of financial assets that are either past due or impaired [line items]
Trade and other receivables	727	2,982
Other receivables | Impairment reviewed | 120 days ~ 1year
Disclosure of financial assets that are either past due or impaired [line items]
Trade and other receivables	69,651	18,494
Other receivables | Impairment reviewed | Over 1 year
Disclosure of financial assets that are either past due or impaired [line items]
Trade and other receivables	160,131	145,769
Other receivables | Gross amount
Disclosure of financial assets that are either past due or impaired [line items]
Trade and other receivables	3,115,485	3,038,233
Other receivables | Allowance for doubtful accounts
Disclosure of financial assets that are either past due or impaired [line items]
Trade and other receivables	(133,953)	(109,453)
Other receivables | Present value discount
Disclosure of financial assets that are either past due or impaired [line items]
Trade and other receivables	₩ (16,834)	₩ (13,713)